Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenues by Geographic Segment

The following tables present revenues, segment income, depreciation and amortization, assets, long-lived assets and capital expenditures by segment (in millions):

	2014	2013	2012
Revenues:
TH	$143.6	$—	$—
BK	1,055.2	1,146.3	1,970.9

Total revenues	$1,198.8	$1,146.3	$1,970.9

Reconciliation of Segment Income to Net Income

A reconciliation of segment income to net income consists of the following:

	2014	2013	2012
Segment Income:
TH	$34.9	$—	$—
BK	726.0	665.6	652.1

Adjusted EBITDA	760.9	665.6	652.1
Share-based compensation and non-cash incentive compensation expense	37.3	17.6	10.2
Amortization of inventory step-up	11.8	—	—
Tim Hortons transaction and restructuring costs	125.0	—	—
Global portfolio realignment project costs	—	26.2	30.2
Business combination agreement expenses	—	—	27.0
(Income) loss from equity method investments	9.5	12.7	4.1
Other operating expenses (income), net	327.4	21.3	49.2

EBITDA	249.9	587.8	531.4
Depreciation and amortization	68.8	65.6	113.7

Income from operations	181.1	522.2	417.7
Interest expense, net	279.7	200.0	223.8
Loss on early extinguishment of debt	155.4	—	34.2
Income tax expense	15.3	88.5	42.0

Net income (loss)	$(269.3)	$233.7	$117.7

Depreciation and Amortization Expense

	2014	2013	2012
Depreciation and Amortization:
TH	$4.5	$—	$—
BK	64.3	65.6	113.7

Total depreciation and amortization	$68.8	$65.6	$113.7

(Income) Loss from Equity Method Investments
	2014	2013	2012
(Income) Loss from Equity Method Investments:
TH	(0.3)	—	—
BK	9.8	12.7	4.1

Total (income) loss from equity method investments	$9.5	$12.7	$4.1

Schedule of Segment Related Assets and Long Lived Assets

	Assets		Long-Lived Assets
	As of December 31,		As of December 31,
	2014	2013	2014	2013
TH	$14,809.4	$—	$1,667.6	$—
BK	6,528.6	5,785.5	910.0	964.6

Total	$21,338.0	$5,785.5	$2,577.6	$964.6

Capital Expenditure

	2014	2013	2012
Capital Expenditures:
TH	$8.0	$—	$—
BK	22.9	25.5	70.2

Total capital expenditures	$30.9	$25.5	$70.2